INCOME TAX - Deferred Tax Assets and Liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Deferred tax asset
Accrued expenses	₽ 3,279	$ 46.6	₽ 5,628
Net operating loss carryforward	18,144	258.0	17,740
Intangible assets			1,658
Property and equipment	840	11.9	454
Operating lease liabilities	2,442	34.7	6,956
Finance lease liabilities	3,362	47.8	3,364
Other	1,295	18.5	955
Total deferred tax asset	29,362	417.5	36,755
Valuation allowance	(14,778)	(210.1)	(12,482)	$ (177.5)	₽ (7,763)	₽ (3,828)
Total deferred tax asset, net of valuation allowance	14,584	207.4	24,273
Deferred tax liability
Convertible debt discount			(2,299)
Property and equipment	(2,883)	(41.0)	(2,829)
Intangible assets	(4,147)	(59.0)	(3,542)
Content assets			(1,213)
Unremitted earnings	(3,399)	(48.3)	(1,224)
Deferred expenses	(223)	(3.2)	(114)
Operating lease assets	(2,081)	(29.6)	(6,532)
Finance lease assets	(2,938)	(41.8)	(3,289)
Other	(482)	(6.8)	(595)
Total deferred tax liability	(16,153)	(229.7)	(21,637)
Net deferred tax (liability)/asset			2,636
Net deferred tax liability	(1,569)	(22.3)
Net deferred tax assets	3,904	55.5	5,625
Net deferred tax liabilities	₽ (5,473)	$ (77.8)	₽ (2,989)